Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 15, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH PROVIDED BY (USED IN) Operating activities:
Net loss for the year		$ (180,846)	$ (1,162,625)	$ (20,106,911)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties		0	0	17,448,198
Depreciation		50,450	46,981	46,316
Share-based Compensation		28,600	64,171	190,292
Changes in non-cash working capital balances
Prepaids and advances		(7,311)	(51,677)	(140,541)
Due from related parties		23,935	25,230	0
Accounts payable		96,667	(329,490)	166,981
Cash used in operating activities		(866,144)	(1,460,121)	(1,986,359)
Financing activities
Cash provided by (used in) financing activities		700,617	921,292	243,394
Proceeds from disposal of capital assets		0	0	84,163
Proceeds from sale of discontinued operation		0	800,000	0
Cash provided by investing activities		0	808,369	84,163
Net (decrease) increase in cash		(165,527)	269,540	(1,658,802)
Cash, beginning of the year	$ 27,910	294,592	27,910
Cash		0	(5,657)	(2,799)
Cash, end of the year		129,065	294,592	27,910
Discontinued Operations [Member]
CASH PROVIDED BY (USED IN) Operating activities:
Net loss for the year	(107,956)		(18,526,720)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	0	0	17,448,198
Depreciation	7,312	7,312	46,723
Gain on sale of capital assets	0	0	(42,292)
Loss from discontinued operation	12,621		0
Share-based Compensation	3,196		112,033	112,033
Changes in non-cash working capital balances
Prepaids and advances	2,980		51,317
Due from related parties	0		0
Accounts payable	(213,461)		5,472
Cash used in operating activities	(295,308)		(905,269)
Financing activities
(Repayment to)/advance from parent	(501,834)		733,167
Cash provided by (used in) financing activities	(501,834)		733,167
Proceeds from disposal of capital assets	0		84,163
Proceeds from sale of discontinued operation	800,000		0
Cash provided by investing activities	800,000		84,163
Net (decrease) increase in cash	2,858		(87,939)
Cash, beginning of the year	90,738	$ 2,799	90,738
Cash	(5,657)		0
Cash, end of the year	$ 0		$ 2,799	$ 90,738